Income taxes - Disclosure of components of deferred income tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Non-capital losses	$ 0	$ 8,387
Deferred and restricted share units	7,596	4,116
Share and debt issue expenses	422	888
Other	331	478
Deferred tax assets	8,349	13,869
Deferred tax liabilities:
Royalty interests	(97,631)	(85,089)
Stream interests	(6,322)	(4,634)
Investments	(2,407)	(380)
Deferred tax liabilities	(106,360)	(90,103)
Deferred tax liability, net	$ (98,011)	$ (76,234)	$ (72,797)